Other Operating Income and Expenses (Details) - Schedule of Other Operating Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Operating Income and Expenses [Abstract]
Pension plan interest	$ 151	$ 574	$ 539
Compensation from insurance companies due to damages	218	112	45
Rental income	1,040	402	457
Income from recovery tax and expenses	375	421	661
Income from business alliance	3,700	3,396	1,218
Other	1,532	3,143	887
Total	$ 7,016	$ 8,048	$ 3,807